19. LOANS AND FINANCING (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
LoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 22,165.5	R$ 20,444.4
2019 [Member]
LoansAndFinancingLineItems [Line Items]
Loans and financing	4,555.9
2020 [Member]
LoansAndFinancingLineItems [Line Items]
Loans and financing	3,395.4
2021 [Member]
LoansAndFinancingLineItems [Line Items]
Loans and financing	2,936.0
2022 [Member]
LoansAndFinancingLineItems [Line Items]
Loans and financing	3,072.7
2023 [Member]
LoansAndFinancingLineItems [Line Items]
Loans and financing	3,399.9
2024 onwards [Member]
LoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 4,805.6